Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

Income tax benefit (expense) for the indicated periods is comprised of the following:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Current taxes:
Federal	$—	$—	$—
State	22	(1,619)	178
Deferred taxes:
Federal	(88,994)	—	—
State	(11,999)	—	(285)
Total income tax benefit (expense)	$(100,971)	$(1,619)	$(107)

Reconciliation of Income Tax Benefit (Provision)

The actual income tax benefit (expense) differs from the expected income tax benefit (provision) as computed by applying the federal statutory corporate tax rate of 35% for each period indicated as follows:

	For the Year Ended December 31,
	2014	2013	2012
Expected tax benefit (expense)	$187,282	$(53,533)	$(9,486)
State income tax expense, net of federal benefit	(9,660)	(1,619)	(107)
Pass-through entities (1)	49,989	53,533	9,486
Stock compensation (2)	(330,024)	—	—
Other	1,442	—	—
Total income tax benefit (expense)	$(100,971)	$(1,619)	$(107)

Components of Net Deferred Income Tax Assets and (Liabilities)

(1)

MEMP, a publicly traded partnership with qualifying income, is a pass-through entity for federal income tax purposes. In addition, our predecessor was also a pass-through entity for federal income tax purposes.

(2)	As discussed in Note 12, the compensation expense associated with the incentive units of WildHorse Resources and MRD Holdco created a nondeductible permanent difference for income tax purposes.

The components of net deferred income tax assets and (liabilities) recognized were as follows:

	December 31,
	2014	2013
	(In thousands)
Deferred current income tax assets:
Unrealized hedging transactions	$109	$37
Accrued liabilities	—	5
Other	342	(42)
Deferred current income tax assets:	$451	$—

Deferred current income tax liabilities:
Unrealized hedging transactions	$(52,328)	—
Other	(52)	(382)
Deferred current income tax liabilities:	$(52,380)	$(382)

Deferred noncurrent income tax assets:
Net operating loss carryforward	$28,043	$2,350
Asset retirement obligation	5,757	971
Other	3,224	1
Net deferred tax valuation allowance	(2,634)	(2,896)
Deferred noncurrent income tax assets:	$34,390	$426

Deferred noncurrent income tax liabilities:
Property, plant and equipment	$(80,198)	$(3,318)
Unrealized hedging transactions	(48,929)	(275)
Other	(280)	61
Deferred noncurrent income tax liabilities:	$(129,407)	$(3,532)

Net current deferred income tax assets (liabilities)	$(51,929)	$(382)
Net noncurrent deferred income tax assets (liabilities)	$(95,017)	$(3,106)